UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2008

Date of reporting period:	01/31/2008

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	2.0
Banks	13.6
Beverages, Food & Tobacco	3.5
Building Materials	0.4
Chemicals	4.2
Commercial Services & Supplies	8.3
Communications	10.6
Electric Utilities	2.6
Electrical Equipment	9.2
Energy Equipment & Services	3.2
Engineering & Construction	0.9
Financial Services	3.5
Food Retailers	0.5
Forest Products & Paper	1.0
Home Construction, Furnishings & Appliances	1.9
Insurance	1.6
Media	0.7
Metals & Mining	7.2
Oil & Gas	13.4
Pharmaceuticals	2.0
Real Estate	1.3
Retailers	1.2
Textiles & Apparel	1.0
Transportation	4.1
Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2008

	Shares	Value (1)

Common Stocks – 97.6%

Brazil – 13.5%
All America Latina Logistica SA (Transportation)	186,800	$2,017,737
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)†	29,100	2,089,671
Banco Itau Holding Financeira SA - ADR (Banks)	165,888	3,861,873
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	28,100	1,997,348
Companhia Vale do Rio Doce - ADR (Metals & Mining)†	238,040	7,136,439
Cyrela Brazil Realty SA (Real Estate)	210,998	2,746,932
Petroleo Brasileiro SA - ADR (Oil & Gas)†	78,898	8,768,724
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)*	87,848	1,008,829
		29,627,553

Chile – 1.4%
Banco Santander - ADR (Banks)	36,936	1,812,080
Lan Airlines SA – Sponsored ADR (Airlines)†	99,100	1,280,372
		3,092,452

China – 12.0%
ASM Pacific Technology Ltd. (Electrical Equipment)†	314,500	1,816,141
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	841,000	2,019,774
China Merchants Holdings International Co., Ltd. (Transportation)	757,000	3,680,696
China Mobile Ltd. - Sponsored ADR (Communications)†	74,249	5,613,224
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	19,974	2,149,602
China Resources Enterprise (Financial Services)	744,000	2,484,328
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	1,026,000	5,336,024
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)†	2,712,000	2,562,948
Wumart Stores Inc. - Class H (Retailers)	745,200	509,948
		26,172,685

Colombia – 0.7%
BanColombia SA - Sponsored ADR (Banks)	49,070	1,639,429

Czech Republic – 1.5%
CEZ (Electric Utilities)	50,150	3,363,080

Egypt – 2.8%
Orascom Construction Industries (Commercial Services & Supplies)	29,520	6,104,945

India – 10.0%
Bajaj Auto Ltd. (Automotive)	38,680	2,329,853
Bharti Airtel-Ventures Ltd. (Communications)*	241,150	5,275,748
Container Corp. of India Ltd. (Transportation)	31,610	1,448,597
HDFC Bank Ltd. - ADR (Banks)	29,243	3,489,860
ICICI Bank Ltd. (Banks)	118,450	3,485,728
Larsen & Toubro Ltd. (Commercial Services & Supplies)	29,700	2,782,744

See Notes to Financial Statements

	Shares	Value (1)

India (continued)
NTPC Ltd. (Electric Utilities)	457,400	$2,304,101
Power Finance Corp. (Financial Services)	178,800	876,890
		21,993,521

Indonesia – 3.9%
PT Bank Danamon Indonesia Tbk (Banks)	2,720,500	2,163,984
PT Bank Rakyat Indonesia (Banks)	2,729,500	2,107,650
PT Bumi Resources Tbk (Energy Equipment & Services)	2,262,500	1,606,930
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	66,630	2,689,187
		8,567,751

Israel – 3.8%
Israel Chemicals Ltd. (Chemicals)	446,530	5,783,249
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	54,700	2,518,388
		8,301,637

Luxembourg – 0.6%
Millicom International Cellular SA (Communications)*	11,500	1,218,310

Malaysia – 4.1%
IOI Corp. Berhad (Chemicals)	1,516,915	3,345,477
MISC Berhad (Transportation)	603,700	1,775,885
Sime Darby Berhad (Commercial Services & Supplies)*	1,037,077	3,782,262
		8,903,624

Mexico – 4.9%
America Movil SA de CV, Series L - ADR (Communications)	56,550	3,387,910
Grupo Financiero Banorte SA de CV, Class O (Financial Services)†	650,280	2,702,369
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)†,*	706,400	2,497,858
Wal-Mart de Mexico SA de CV - ADR (Retailers)	60,465	2,104,182
		10,692,319

Philippines – 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)†	14,355	1,080,214

Poland – 3.1%
Bank Pekao SA (Banks)	14,310	1,155,251
Central European Distribution Corp. (Beverages, Food & Tobacco)*	76,300	4,011,091
TVN SA (Media)	175,254	1,604,486
		6,770,828

Russia – 10.4%
Evraz Group SA - GDR, Reg S (Metals & Mining)	59,700	4,340,190
Lukoil - Sponsored ADR (Oil & Gas)†	52,928	3,646,739
Mobile TeleSystems (Communications)	158,600	2,017,120

See Notes to Financial Statements

	Shares	Value (1)

Russia (continued)
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	146,900	$7,105,742
Sberbank of Russia (Banks)	720,900	2,610,786
Vimpel-Communications - Sponsored ADR (Communications)	55,300	1,904,532
X 5 Retail Group NV - GDR, Reg S (Food Retailers)*	33,620	1,082,010
		22,707,119

South Africa – 6.2%
Impala Platinum Holdings Ltd. (Metals & Mining)	114,424	4,285,675
Pretoria Portland Cement Co., Ltd. (Building Materials)	196,990	990,317
SABMiller plc (Beverages, Food & Tobacco)	82,400	1,753,890
Sasol Ltd. (Oil & Gas)	82,137	3,921,972
Standard Bank Group Ltd. (Banks)	68,070	817,989
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	804,067	1,772,925
		13,542,768

South Korea – 8.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)*	62,730	2,006,985
Hankook Tire Co., Ltd. (Automotive)	118,100	2,026,340
Hynix Semiconductor, Inc. (Electrical Equipment)*	57,230	1,607,463
Kookmin Bank - ADR (Banks)†,*	29,823	1,983,229
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	16,670	5,251,050
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	5,491	1,224,409
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	18,200	3,618,924
		17,718,400

Taiwan – 5.6%
Delta Electronics (Electrical Equipment)	886,280	2,240,554
Far Eastern Textile Ltd. (Textiles & Apparel)	1,529,000	2,138,911
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	381,680	2,064,735
MediaTek Inc. (Electrical Equipment)	128,000	1,247,204
Synnex Technology International Corp. (Electrical Equipment)	952,000	1,929,220
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,432,086	2,725,840
		12,346,464

Thailand – 1.9%
PTT Exploration & Production PCL (Oil & Gas)	364,000	1,620,718
Siam Commercial Bank-Alien (Banks)	1,143,470	2,632,249
		4,252,967

Turkey – 1.7%
Haci Omer Sabanci Holding AS (Financial Services)	384,100	1,625,980
Turkiye Is Bankasi (Banks)	409,371	2,054,064
		3,680,044

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	207,020	$1,939,578

Total Common Stocks (Cost $167,647,293)		213,715,688

Preferred Stocks – 0.9%

Russia – 0.9%
Transneft (Oil & Gas)	1,249	2,086,464

Total Preferred Stocks (Cost $2,359,035)		2,086,464

Total Investments – 98.5% (Cost $170,006,328)		$215,802,152
Other Assets Less Liabilities — 1.5%		3,193,831

Net Assets — 100.00%		$218,995,983

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2008; the value of the securities loaned amounted to $27,545,565. The value of collateral amounted to $28,560,950 which consisted of cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	2.0
Banks	13.5
Beverages, Food & Tobacco	3.5
Building Materials	0.5
Chemicals	4.2
Commercial Services & Supplies	8.4
Communications	10.6
Electric Utilities	2.6
Electrical Equipment	9.2
Energy Equipment & Services	3.2
Engineering & Construction	0.9
Financial Services	3.8
Food Retailers	0.5
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	1.9
Insurance	1.7
Media	0.8
Metals & Mining	7.2
Oil & Gas	13.4
Pharmaceuticals	2.0
Real Estate	1.2
Retailers	1.2
Textiles & Apparel	0.9
Transportation	4.1
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2008

	Shares	Value (1)

Common Stocks – 97.6%

Brazil – 13.5%
All America Latina Logistica SA (Transportation)	1,816,100	$19,616,771
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)†	277,700	19,941,637
Banco Itau Holding Financeira SA - ADR (Banks)†	1,569,452	36,536,842
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	270,400	19,220,032
Companhia Vale do Rio Doce - ADR (Metals & Mining)†	2,322,900	69,640,542
Cyrela Brazil Realty SA (Real Estate)	2,014,992	26,232,699
Petroleo Brasileiro SA - ADR (Oil & Gas)†	758,142	84,259,902
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)*	875,306	10,051,837
		285,500,262

Chile – 1.4%
Banco Santander - ADR (Banks)†	363,944	17,855,093
Lan Airlines SA - Sponsored ADR (Airlines)†	903,500	11,673,220
		29,528,313

China – 12.0%
ASM Pacific Technology Ltd. (Electrical Equipment)†	3,150,000	18,190,278
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	8,151,000	19,575,717
China Merchants Holdings International Co., Ltd. (Transportation)	7,337,600	35,676,983
China Mobile Ltd. - Sponsored ADR (Communications)†	707,061	53,453,812
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	190,447	20,495,906
China Resources Enterprise (Financial Services)	7,220,000	24,108,663
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	10,095,500	52,504,705
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	26,430,000	24,977,403
Wumart Stores Inc. - Class H (Retailers)	7,128,000	4,877,768
		253,861,235

Colombia – 0.8%
BanColombia SA - Sponsored ADR (Banks)	484,200	16,177,122

Czech Republic – 1.5%
CEZ (Electric Utilities)	492,900	33,054,081

Egypt – 2.8%
Orascom Construction Industries (Commercial Services & Supplies)†	285,990	59,144,752

India – 10.1%
Bajaj Auto Ltd. (Automotive)	379,900	22,882,916
Bharti Airtel-Ventures Ltd. (Communications)*	2,409,608	52,716,093
Container Corp. of India Ltd. (Transportation)	306,760	14,057,949
HDFC Bank Ltd. - ADR (Banks)†	277,097	33,068,756
ICICI Bank Ltd. - Sponsored ADR (Banks)	140,000	8,506,400
ICICI Bank Ltd. (Banks)	869,700	25,593,392

See Notes to Financial Statements

	Shares	Value (1)

India (continued)
Larsen & Toubro Ltd. (Commercial Services & Supplies)	294,000	$27,546,360
NTPC Ltd. (Electric Utilities)	4,372,500	22,025,975
Power Finance Corp. (Financial Services)	1,793,600	8,796,360
		215,194,201

Indonesia – 3.8%
PT Bank Danamon Indonesia Tbk (Banks)	25,643,000	20,397,373
PT Bank Rakyat Indonesia (Banks)	26,618,000	20,553,733
PT Bumi Resources Tbk (Energy Equipment & Services)	22,657,000	16,092,028
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)†	609,050	24,581,258
		81,624,392

Israel – 3.8%
Israel Chemicals Ltd. (Chemicals)	4,268,200	55,279,745
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	533,600	24,566,944
		79,846,689

Luxembourg – 0.6%
Millicom International Cellular SA (Communications)*	113,000	11,971,220

Malaysia – 4.1%
IOI Corp. Berhad (Chemicals)	14,907,500	32,877,716
MISC Berhad (Transportation)	6,017,900	17,702,661
Sime Darby Berhad (Commercial Services & Supplies)*	10,221,139	37,276,909
		87,857,286

Mexico – 4.9%
America Movil SA de CV, Series L - ADR (Communications)	551,900	33,064,329
Grupo Financiero Banorte SA de CV, Class O (Financial Services)†	6,444,840	26,782,823
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)†,*	6,630,700	23,446,415
Wal-Mart de Mexico SA de CV - ADR (Retailers)	572,807	19,933,684
		103,227,251

Philippines – 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)†	137,115	10,317,904

Poland – 3.1%
Bank Pekao SA (Banks)	133,300	10,761,349
Central European Distribution Corp. (Beverages, Food & Tobacco)†,*	745,200	39,175,164
TVN SA (Media)	1,758,807	16,102,238
		66,038,751

Russia – 10.4%
Evraz Group SA - GDR, Reg S (Metals & Mining)	573,700	41,707,990
Lukoil - Sponsored ADR (Oil & Gas)†	514,702	35,462,968

See Notes to Financial Statements

	Shares	Value (1)

Russia (continued)
Mobile TeleSystems (Communications)	1,546,600	$19,670,104
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,442,095	69,755,987
Sberbank of Russia (Banks)	7,028,000	25,452,352
Vimpel-Communications - Sponsored ADR (Communications)	537,200	18,501,168
X 5 Retail Group NV - GDR (Food Retailers)*	327,800	10,549,759
		221,100,328

South Africa – 6.2%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,109,116	41,541,203
Pretoria Portland Cement Co., Ltd. (Building Materials)	1,909,650	9,600,283
SABMiller plc (Beverages, Food & Tobacco)	791,000	16,836,491
Sasol Ltd. (Oil & Gas)	790,520	37,746,662
Standard Bank Group Ltd. (Banks)	631,069	7,583,482
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,906,963	17,434,428
		130,742,549

South Korea – 8.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)*	589,600	18,863,671
Hankook Tire Co., Ltd. (Automotive)	1,110,000	19,045,195
Hynix Semiconductor, Inc. (Electrical Equipment)†,*	540,500	15,181,439
Kookmin Bank - ADR (Banks)†,*	283,728	18,867,912
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	161,811	50,970,465
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	51,959	11,586,067
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	180,700	35,930,744
		170,445,493

Taiwan – 5.6%
Delta Electronics (Electrical Equipment)	8,710,929	22,021,600
Far Eastern Textile Ltd. (Textiles & Apparel)	14,375,000	20,109,120
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	3,610,320	19,530,374
MediaTek Inc. (Electrical Equipment)	1,273,000	12,403,833
Synnex Technology International Corp. (Electrical Equipment)	8,879,000	17,993,224
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,908,158	26,472,858
		118,531,009

Thailand – 1.9%
PTT Exploration & Production PCL (Oil & Gas)	3,549,700	15,805,116
Siam Commercial Bank-Alien (Banks)†	10,975,400	25,265,194
		41,070,310

Turkey – 1.7%
Haci Omer Sabanci Holding AS (Financial Services)	3,826,400	16,197,993
Turkiye Is Bankasi (Banks)	3,942,998	19,784,428
		35,982,421

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,971,700	$18,472,926

Total Common Stocks (Cost $1,347,755,462)		2,069,688,495

Preferred Stocks – 1.0%

Russia – 1.0%

Oil & Gas – 1.0%
Transneft (Oil & Gas)	12,200	20,380,195

Total Preferred Stocks (Cost $16,655,317)		20,380,195

	Face Amount
Short Term Investments – 0.2%
Federal Home Loan Bank, 4.600%, due 11/28/08††	378,487	378,487
Federal Home Loan Mortgage Corporation, 0.000%, due 02/08/08††	3,729,761	3,729,761
U.S. Treasury Inflation Index, 3.875%, due 04/15/29††	88,516	88,516
		4,196,764

Total Short Term Investments (Cost $4,196,764)		4,196,764

Total Investments – 98.8% (Cost $1,368,607,543)		$2,094,265,454
Other Assets Less Liabilities — 1.2%		25,630,568

Net Assets — 100.00%		$2,119,896,022

Summary of Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2008; the value of the securities loaned amounted to $267,008,710. The value of collateral amounted to $279,679,224 which consisted of cash and cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	10.8%
Beverages, Food & Tobacco	13.0
Chemicals	5.5
Commercial Services & Supplies	10.7
Communications	4.2
Computer Software & Processing	2.6
Computers & Information	0.6
Electrical Equipment	12.7
Financial Services	4.2
Health Care Providers & Services	2.2
Heavy Machinery	4.3
Insurance	1.4
Medical Supplies	5.7
Oil & Gas	14.7
Pharmaceuticals	2.9
Real Estate	1.4
Retailers	1.8
Total Investments	98.7
Other Assets Less Liabilities	1.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2008

	Shares	Value (1)

Common Stocks – 96.6%

Australia – 1.9%
Cochlear Ltd. (Medical Supplies)	97,440	$6,129,113

Austria – 1.5%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	85,370	4,643,064

Bermuda – 4.2%
Bunge Ltd. (Beverages, Food & Tobacco)†	113,830	13,485,440

Canada – 5.5%
EnCana Corp. (Oil & Gas)†	128,732	8,523,346
Imperial Oil Ltd. (Oil & Gas)†	182,140	8,904,824
		17,428,170

France – 10.0%
Air Liquide (Chemicals)	78,634	10,952,853
Dassault Systemes SA (Computer Software & Processing)	150,000	8,346,875
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	57,180	5,883,402
Schneider Electric SA (Electrical Equipment)	58,300	6,761,233
		31,944,363

Germany – 3.9%
Fresenius AG (Health Care Providers & Services)	54,770	4,352,421
Qiagen NV (Commercial Services & Supplies)†,*	400,220	8,125,050
		12,477,471

Hong Kong – 3.1%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	462,000	4,535,940
Li & Fung Ltd. (Commercial Services & Supplies)	1,418,200	5,454,428
		9,990,368

India – 1.1%
HDFC Bank Ltd. (Banks)	87,760	3,546,203

Indonesia – 1.8%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)†	141,940	5,728,698

Japan – 14.9%
Fanuc Ltd. (Electrical Equipment)	59,800	5,263,155
Hirose Electric Co., Ltd. (Electrical Equipment)	32,000	3,252,127
Hoya Corp. (Electrical Equipment)	156,600	4,268,811
JSR Corp. (Chemicals)	285,700	6,636,338
Keyence Corp. (Electrical Equipment)	28,965	6,172,230
Kubota Corp. (Heavy Machinery)	983,300	7,085,482
Monex Beans Holdings Inc. (Computers & Information)†	3,410	1,999,235

See Notes to Financial Statements

	Shares	Value (1)

Japan (continued)
Nomura Holdings Inc. (Financial Services)	307,100	$4,502,704
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	4,488,618
Yokogawa Electric Corp. (Electrical Equipment)	409,200	3,967,269
		47,635,969

Malaysia – 2.7%
Sime Darby Berhad (Commercial Services & Supplies)*	2,351,710	8,576,782

Mexico – 4.2%
America Movil SA de CV, Series L - ADR (Communications)	127,300	7,626,543
Wal-Mart de Mexico SA de CV - ADR (Retailers)	163,020	5,673,096
		13,299,639

Poland – 1.2%
Bank Pekao SA - GDR (Banks)	47,560	3,807,471

Russia – 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	110,800	5,359,538

Singapore – 1.0%
DBS Group Holdings Ltd. (Banks)†	267,083	3,345,171

South Africa – 3.4%
Sasol Ltd. (Oil & Gas)	228,760	10,923,097

South Korea – 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	18,070	5,692,050

Spain – 2.5%
Banco Santander Central Hispano SA (Banks)†	461,410	8,093,492

Sweden – 3.6%
Atlas Copco AB - Class A (Heavy Machinery)	467,000	6,691,777
Skandinaviska Enskilda Banken AB, Class A (Banks)	210,400	4,772,743
		11,464,520

Switzerland – 12.9%
Alcon Inc. (Medical Supplies)	48,120	6,833,040
Nestle SA - ADR (Beverages, Food & Tobacco)	97,490	10,684,904
Nobel Biocare Holding AG (Medical Supplies)	20,670	5,117,313
Roche Holding AG - Genusschein (Pharmaceuticals)	50,400	9,131,415
Swiss Re - Registered (Insurance)	59,050	4,423,743
UBS AG - Registered (Financial Services)	121,630	5,033,404
		41,223,819

Taiwan – 1.6%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,689,271	5,118,772

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 12.1%
BG Group plc (Oil & Gas)	600,300	$13,210,565
Standard Chartered plc (Banks)	191,510	6,369,034
Tesco plc (Beverages, Food & Tobacco)	780,850	6,514,847
Unilever plc (Beverages, Food & Tobacco)	153,325	5,038,599
WPP Group plc (Commercial Services & Supplies)	610,320	7,531,900
		38,664,945

Total Common Stocks (Cost $186,760,492)		308,578,155

Preferred Stocks – 0.9%

Germany – 0.9%
Fresenius AG (Health Care Providers & Services)	35,080	2,740,660

Total Preferred Stocks (Cost $2,528,985)		2,740,660

	Face Amount
Short Term Investments – 1.2%
U.S. Treasury Bond, 8.125%, due 08/15/19††	3,704,644	3,704,644
U.S. Treasury Bond, 8.750%, due 08/15/20††	52,148	52,148
		3,756,792

Total Short Term Investments (Cost $3,756,792)		3,756,792

Total Investments – 98.7% (Cost $193,046,269)		$315,075,607
Other Assets Less Liabilities — 1.3%		4,259,885

Net Assets — 100.00%		$319,335,492

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2008; the value of the securities loaned amounted to $35,768,488. The value of collateral amounted to $40,148,972 which consisted of cash and cash equivalents.

††	Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	5.0%
Beverages, Food & Tobacco	5.6
Chemicals	6.3
Commercial Services & Supplies	6.2
Communications	7.6
Computer Software & Processing	4.3
Computers & Information	2.9
Cosmetics & Personal Care	3.9
Electrical Equipment	8.6
Financial Services	2.2
Heavy Machinery	2.4
Industrial - Diversified	4.9
Insurance	3.0
Media	2.9
Medical Supplies	6.1
Metals & Mining	1.8
Oil & Gas	11.9
Pharmaceuticals	7.4
Real Estate	1.1
Retailers	1.9
Transportation	2.5
Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2008

	Shares	Value (1)

Common Stocks – 98.5%

Australia – 3.4%
Cochlear Ltd. (Medical Supplies)	9,000	$566,112
Rio Tinto Ltd. (Metals & Mining)†	5,820	643,704
		1,209,816
Austria – 1.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	6,670	362,765

Canada – 2.4%
EnCana Corp. (Oil & Gas)	12,850	850,798

China – 2.5%
China Merchants Holdings International Co., Ltd. (Transportation)	182,000	884,923

France – 9.8%
Air Liquide (Chemicals)	4,045	563,424
Dassault Systemes SA (Computer Software & Processing)	11,150	620,451
L’Oreal SA (Cosmetics & Personal Care)	6,920	855,776
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	340,986
Schlumberger Ltd. (Oil & Gas)	14,180	1,070,023
		3,450,660

Germany – 2.4%
Qiagen NV (Commercial Services & Supplies)*	42,400	860,782

Hong Kong – 2.3%
Li & Fung Ltd. (Commercial Services & Supplies)	207,800	799,203

Indonesia – 1.3%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	11,500	464,140

Japan – 9.4%
Fanuc Ltd. (Electrical Equipment)	3,100	272,839
JSR Corp. (Chemicals)	29,700	689,882
Keyence Corp. (Electrical Equipment)	4,160	886,466
Monex Beans Holdings Inc. (Computers & Information)†	626	367,015
Nomura Holdings Inc. (Financial Services)	33,900	497,042
Sumitomo Realty & Development Co., Ltd. (Real Estate)	16,000	394,604
Yokogawa Electric Corp. (Electrical Equipment)	23,000	222,989
		3,330,837
Malaysia – 1.5%
Sime Darby Berhad (Commercial Services & Supplies)*	147,657	538,511

Mexico – 1.7%
America Movil SA de CV, Series L - ADR (Communications)	10,200	611,082

See Notes to Financial Statements

	Shares	Value (1)

Russia – 1.9%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	13,770	$666,073
		666,073

Singapore – 1.0%
Olam International Ltd. (Beverages, Food & Tobacco)†	191,000	362,331

South Africa – 1.7%
Sasol Ltd. (Oil & Gas)	12,340	589,224

Switzerland – 7.9%
Alcon Inc. (Medical Supplies)	4,130	586,460
Nestle SA - ADR (Beverages, Food & Tobacco)	7,140	782,544
Novartis AG - Registered (Pharmaceuticals)	6,920	350,183
Roche Holding AG - Genusschein (Pharmaceuticals)	2,200	398,593
Swiss Re - Registered (Insurance)	4,700	352,102
Synthes Inc. (Medical Supplies)	2,500	319,449
		2,789,331

Taiwan – 0.7%
Advantech Co., Ltd. (Computers & Information)	118,657	246,261

United Kingdom – 3.7%
Pearson plc (Media)	28,800	398,440
Standard Chartered plc (Banks)	27,600	917,891
		1,316,331

United States – 43.9%
3M Co. (Industrial - Diversified)	11,790	939,073
Abbott Laboratories (Pharmaceuticals)	13,500	760,050
Air Products & Chemicals Inc. (Chemicals)	4,750	427,595
American International Group (Insurance)	12,600	695,016
Analog Devices (Electrical Equipment)	18,300	518,988
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	313,200
Caterpillar Inc. (Heavy Machinery)	12,000	853,680
Cisco Systems Inc. (Communications)†,*	44,215	1,083,267
Colgate-Palmolive Co. (Cosmetics & Personal Care)	6,850	527,450
eBay Inc. (Computers & Information)*	15,850	426,207
Electronic Arts Inc. (Computer Software & Processing)*	12,600	596,862
Emerson Electric Co. (Electrical Equipment)	22,200	1,128,648
Exxon Mobil Corp. (Oil & Gas)	12,090	1,044,576
Fortress Investment Group LLC - Class A (Financial Services)†	19,000	281,390
Genentech Inc. (Pharmaceuticals)*	3,600	252,684
General Electric Co. (Industrial - Diversified)	22,650	802,037
Medco Health Solutions Inc. (Pharmaceuticals)*	17,278	865,282
Medtronic Inc. (Medical Supplies)	14,450	672,937

See Notes to Financial Statements

	Shares	Value (1)

United States (continued)
Praxair Inc. (Chemicals)	6,600	$534,006
Qualcomm Inc. (Communications)	12,350	523,887
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	481,052
Viacom Inc., Class B (Media)*	16,575	642,447
Walgreen Co. (Retailers)	19,150	672,357
Wells Fargo & Co. (Banks)	14,700	499,947
		15,542,638

Total Common Stocks (Cost $25,473,823)		34,875,706

Total Investments – 98.5% (Cost $25,473,823)		$34,875,706
Other Assets Less Liabilities — 1.5%		525,064

Net Assets — 100.00%		$35,400,770

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
†

All or a portion of this security was out on loan at January 31, 2008; the value of the securities loaned amounted to $2,278,090. The value of collateral amounted to $2,404,779 which consisted of cash equivalents.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Automotive	3.6
Banks	3.6
Beverages, Food & Tobacco	9.8
Building Materials	1.1
Chemicals	8.4
Commercial Services & Supplies	10.1
Communications	1.3
Computers & Information	1.4
Cosmetics & Personal Care	2.4
Electrical Equipment	11.7
Environmental Controls	2.4
Financial Services	3.2
Forest Products & Paper	1.1
Heavy Machinery	6.3
Household Products	1.2
Industrial - Diversified	5.5
Insurance	1.5
Media	1.2
Medical Supplies	6.0
Metals & Mining	1.0
Oil & Gas	0.8
Packaging & Containers	1.6
Pharmaceuticals	3.9
Retailers	2.9
Textiles & Apparel	4.9
Transportation	1.4
Total Investments	99.3
Other Assets Less Liabilities	0.7
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2008

	Shares	Value (1)

Common Stocks – 98.3%

Australia – 4.7%
Bendigo Bank Ltd. (Banks)	4,300	$48,690
Great Southern Ltd. (Forest Products & Paper)	36,927	57,524
K & S Corp., Ltd. (Transportation)	24,055	71,648
SAI Global Ltd. (Media)†	26,800	60,608
		238,470

Austria – 2.1%
BWT AG (Environmental Controls)	1,016	47,462
Semperit AG Holding (Industrial - Diversified)	1,760	59,469
		106,931

Belgium – 1.3%
Sioen Industries NV (Textiles & Apparel)	4,760	64,364

Canada – 2.6%
GLV, Inc. - Class A (Heavy Machinery)*	6,400	74,705
Laurentian Bank of Canada (Banks)	1,600	57,161
		131,866

China – 4.6%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	180,000	53,263
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	57,183
CHT Holdings Ltd. (Household Products)	249,000	61,396
Dalian Refrigeration Co., Ltd. (Heavy Machinery)#	76,000	61,599
		233,441

Denmark – 2.4%
NKT Holding A/S (Industrial - Diversified)	725	54,892
Topsil Semiconductor Materials (Electrical Equipment)†,*	280,000	66,520
		121,412

Finland – 2.1%
Vacon Oyj (Electrical Equipment)	1,437	53,837
Vaisala Oyj, Class A (Electrical Equipment)	1,273	53,927
		107,764

France – 5.7%
Boiron SA (Pharmaceuticals)	2,628	60,262
Robertet SA (Cosmetics & Personal Care)	340	45,463
Societe Industrielle D’Aviations Latecoere SA (Aerospace & Defense)	2,010	48,547
Toupargel-Agrigel (Beverages, Food & Tobacco)	1,896	59,194
Vilmorin & Cie (Beverages, Food & Tobacco)	470	74,958
		288,424

See Notes to Financial Statements

	Shares	Value (1)

Germany – 5.6%
Bijou Brigitte Modische Accessoires AG (Retailers)	604	$77,929
Carl Zeiss Meditec AG (Medical Supplies)	3,570	55,271
Drillisch AG (Communications)*	10,510	67,819
Gerresheimer AG (Packaging & Containers)*	1,630	81,891
		282,910

Hong Kong – 5.8%
Mainland Headwear Holdings Ltd. (Textiles & Apparel)	252,800	62,496
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	224,000	40,941
Top Form International Ltd. (Textiles & Apparel)	540,000	52,371
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	70,959
Yip’s Chemical Holdings Ltd. (Chemicals)	100,000	67,280
		294,047

Italy – 5.8%
Cembre S.p.A (Electrical Equipment)	7,580	60,258
Marazzi Group S.p.A (Building Materials)	6,000	56,883
Marr S.p.A (Commercial Services & Supplies)	6,163	62,987
SABAF S.p.A (Electrical Equipment)	1,966	50,762
Sol S.p.A (Chemicals)	9,141	62,665
		293,555

Japan – 18.2%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	53,943
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	64,977
ASKUL Corp. (Retailers)	3,000	67,410
C. Uyemura & Co., Ltd. (Chemicals)	1,300	51,931
Daiseki Co., Ltd. (Commercial Services & Supplies)	2,280	66,365
Fidec Corp. (Financial Services)†	50	45,092
LINTEC Corp. (Chemicals)	4,100	62,550
MIURA Co., Ltd. (Heavy Machinery)	2,700	61,777
NAKANISHI Inc. (Medical Supplies)	600	64,232
Pasona Inc. (Commercial Services & Supplies)	53	38,724
PIGEON Corp. (Cosmetics & Personal Care)†	4,600	73,831
Stella Chemifa Corp. (Chemicals)†	2,800	78,592
TSUMURA & Co. (Pharmaceuticals)	3,000	65,037
VIC TOKAI Corp. (Computers & Information)	12,400	69,892
Yamatake Corp. (Electrical Equipment)	2,200	53,988
		918,341

Malaysia – 6.1%
Kotra Industries Berhad (Pharmaceuticals)	328,300	72,043
MNRB Holdings Berhad (Insurance)	50,000	75,094
Supermax Corp. Berhad (Industrial - Diversified)	104,200	60,612

See Notes to Financial Statements

	Shares	Value (1)

Malaysia (continued)
United Plantations Berhad (Beverages, Food & Tobacco)	12,400	$51,174
YLI Holdings Berhad (Metals & Mining)	74,500	48,265
		307,188

Mexico – 1.4%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)	25,279	67,957

Netherlands – 2.4%
Brunel International (Commercial Services & Supplies)	2,527	56,992
Kas Bank NV (Financial Services)	1,978	63,725
		120,717

New Zealand – 1.3%
Sanford Ltd. (Beverages, Food & Tobacco)	21,153	66,020

Singapore – 3.5%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	63,195
KS Energy Services Ltd. (Oil & Gas)	29,000	42,498
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	36,000	71,487
		177,180

South Korea – 1.0%
Han Kuk Carbon Co., Ltd. (Chemicals)*	9,560	49,458

Spain – 1.2%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	163	61,328

Sweden – 3.7%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	2,100	72,088
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	52,315
Mekonomen AB (Automotive)	3,200	61,982
		186,385

Switzerland – 2.7%
Lem Holding SA (Electrical Equipment)	246	61,460
Valiant Holding (Banks)	442	75,291
		136,751

Taiwan – 3.4%
K Laser Technology, Inc. (Electrical Equipment)	70,000	54,278
Nak Sealing Technologies Corp. (Automotive)	56,000	66,156
Taiwan Paiho Ltd. (Industrial - Diversified)	54,900	49,226
		169,660

Thailand – 1.0%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	102,300	48,338

See Notes to Financial Statements

	Shares	Value (1)

United Kingdom – 9.7%
Alexandra plc (Textiles & Apparel)	41,445	$69,641
Corin Group plc (Medical Supplies)	4,787	43,979
Fonebak plc (Environmental Controls)*	60,476	75,765
Hamworthy KSE (Commercial Services & Supplies)	6,652	50,927
PayPoint plc (Financial Services)	4,397	50,385
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	55,192
RPS Group plc (Commercial Services & Supplies)	11,326	58,477
Synergy Healthcare plc (Medical Supplies)	6,313	83,086
		487,452

Total Common Stocks (Cost $5,645,414)		4,959,959

Preferred Stocks – 1.0%

Germany – 1.0%
Draegerwerk AG (Medical Supplies)	902	53,639

Total Preferred Stocks (Cost $77,783)		53,639

Total Investments – 99.3% (Cost $5,723,197)		$5,013,598
Other Assets Less Liabilities — 0.7%		33,320

Net Assets — 100.00%		$5,046,918

(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.
†

All or a portion of this security was out on loan at January 31, 2008; the value of the securities loaned amounted to $258,079. The value of collateral amounted to $299,241 which consisted of cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2008 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end diversified management investment company. The Fund currently has five Portfolios, all of which were active as of January 31, 2008: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); and International Small Companies Portfolio (“International Small Companies”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on Novermber 9, 1998.  International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc.’s International Equity Portfolio for which Harding, Loevner Management L.P. had served as sub-advisor. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity has not yet commenced operations. Investor Class of International Small Companies commenced operations on March 26, 2007.

The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of January 31, 2008, there was one security in the Portfolios which required valuation by the Board or its delegate.  The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends).  The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash.  However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by UBS Securities LLC, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at January 31, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$52,380,688	$7,060,201	$45,320,487	$170,481,665
Emerging Markets	769,106,228	48,631,218	720,475,010	1,373,790,444
International Equity	130,705,531	9,056,815	121,648,716	193,426,891
Global Equity	10,777,830	1,421,915	9,355,915	25,519,791
International Small Companies	163,040	872,639	(709,599)	5,723,197

There was no unrealized appreciate (depreciation) on foreign currency for the Funds ended January 31, 2008.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2008.

5. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity Portfolio, Emerging Markets Portfolio, Institutional Emerging Markets Portfolio, Global Equity, and International Small Companies are authorized to invest.

7. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Item 2. Controls and Procedures.

(a)   The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/S/ David R. Loevner
David R. Loevner, President

Date:	March 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ David R. Loevner
David R. Loevner, President

Date:	March 19, 2008

By:	/S/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date:	March 19, 2008